SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 20,257	$ 16,344	$ 9,075
Charges to Earnings	80,765	65,723	48,362
Charges to Other Accounts	(52)	247	(451)
Deductions	(73,316)	(62,057)	(40,642)
Balance at end of period	27,654	20,257	16,344
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	92,990	86,778	91,040
Charges to Earnings	11,623	7,813	(2,056)
Charges to Other Accounts	9,071	(1,601)	(2,206)
Deductions	0	0	0
Balance at end of period	113,684	92,990	86,778
Revenue reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	3,891	1,792	1,635
Charges to Earnings	110,796	114,005	87,803
Charges to Other Accounts	0	(2)	(5)
Deductions	(112,625)	(111,904)	(87,641)
Balance at end of period	2,062	3,891	1,792
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	5,060	4,726	0
Balance at end of period	$ 8,054	$ 5,060	$ 4,726